Segment Information (Schedule Of Reconciliation Of Net Operating Income To Net Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Development and management services income									$ 29,695	$ 34,060	$ 33,406
Income from unconsolidated joint ventures									75,074	49,078	85,896
Gains on consolidation of joint ventures									385,991	0	0
Interest and other income									8,310	10,091	5,358
Gains (losses) from investments in securities									2,911	1,389	(443)
Gains (losses) from early extinguishments of debt									122	(4,453)	(1,494)
Income from discontinued operations									8,022	9,806	10,876
Gain on sale of real estate from discontinued operations									112,829	36,877	0
Gain on forgiveness of debt from discontinued operations									20,182	0	0
General and administrative expense									115,329	90,129	87,101
Transaction costs									1,744	3,653	1,987
Depreciation and amortization expense									560,637	445,875	429,742
Interest expense									446,880	410,970	391,533
Impairment loss									8,306	0	0
Impairment loss from discontinued operations									3,241	0	0
Noncontrolling interest in property partnerships									1,347	3,792	1,558
Noncontrolling interest-redeemable preferred units of the Operating Partnership									6,046	3,497	3,339
Noncontrolling interest-common units of the Operating Partnership									70,085	30,125	35,007
Noncontrolling interest in discontinued operations-common units of the Operating Partnership									14,151	5,075	1,243
Net income attributable to Boston Properties, Inc.	88,719	152,677	452,417	47,854	65,400	57,249	118,559	48,454	749,811	289,650	272,679
Business Intersegment, Eliminations [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net Operating Income									1,334,441	1,145,918	1,090,590
Development and management services income									29,695	34,060	33,406
Income from unconsolidated joint ventures									75,074	49,078	85,896
Gains on consolidation of joint ventures									385,991	0	0
Interest and other income									8,310	10,091	5,358
Gains (losses) from investments in securities									2,911	1,389	(443)
Gains (losses) from early extinguishments of debt									122	(4,453)	(1,494)
Income from discontinued operations									8,022	9,806	10,876
Gain on sale of real estate from discontinued operations									112,829	36,877	0
Gain on forgiveness of debt from discontinued operations									20,182	0	0
General and administrative expense									115,329	90,129	87,101
Transaction costs									1,744	3,653	1,987
Depreciation and amortization expense									560,637	445,875	429,742
Interest expense									446,880	410,970	391,533
Impairment loss									8,306	0	0
Impairment loss from discontinued operations									3,241	0	0
Noncontrolling interest in property partnerships									1,347	3,792	1,558
Noncontrolling interest-redeemable preferred units of the Operating Partnership									6,046	3,497	3,339
Noncontrolling interest-common units of the Operating Partnership									70,085	30,125	35,007
Noncontrolling interest in discontinued operations-common units of the Operating Partnership									14,151	5,075	1,243
Net income attributable to Boston Properties, Inc.									$ 749,811	$ 289,650	$ 272,679